Share-Based Compensation - Summary of Changes in and Number of Deferred Share Units (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Outstanding, beginning of year	1,871,100	723,747
Granted	78,348	1,327,781
Redeemed	(343,128)	(180,428)
Cancelled	(20,431)
Outstanding, end of year	1,585,889	1,871,100
Deferred share units vested	455,993	520,574